                                    NOTICE


Please disregard the First Providian Life & Health Insurance Company Separate Account B Supplements dated June 13, 1997 to the Prospectus and Statement of Additional Information dated April 30, 1997 for the Vanguard Variable Annuity Plan offered by First Providian Life & Health Insurance Company, both of which were filed with the Securities and Exchange Commission on June 13, 1997. Attached are revised supplements which are intended to be complete restatements of the earlier filed prospectus and statement of additional information supplements.

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                                  SUPPLEMENT
                              DATED JUNE 13, 1997
                                    TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                                    FOR THE
                        VANGUARD VARIABLE ANNUITY PLAN

                                  OFFERED BY
                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)


The paragraphs under the heading "First Providian Life and Health Insurance Company" contained in the "The Company and the Separate Account" section (which section appears on page 12) are hereby deleted and replaced in their entirety as follows:

"The Company is a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970, with adminstrative offices at 520 Columbia Drive, Johnson City, New York 13790. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 10 states and the District of Columbia. As of December 31, 1996, the Company had statutory assets of approximately $324 million. The Company is a wholly owned indirect subsidiary of AEGON International N.V., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business."

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                                  SUPPLEMENT
                              DATED JUNE 13, 1997
                                    TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997
                                    FOR THE
                        VANGUARD VARIABLE ANNUITY PLAN

                                  OFFERED BY
                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)


The paragraphs under the heading "THE COMPANY" on page B-7 are hereby deleted and replaced in their entirety as follows:

"All the stock of the Company is owned by Veterans Life Insurance Company, which is a subsidiary of Providian Life and Health Insurance Company, a Missouri insurance company ("PLH"). Providian Corporation owns a 4% interest in PLH and 61%, 15%, and 20% interests in PLH, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Providian Corporation. A 3% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 78% and 19% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Providian Corporation is a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V."